Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 7,176	$ 7,258
Interest and dividend receivable excluded from fair value of pension plan assets	35	28
Accruals for pension administration expense excluded from fair value of pension plan assets	10	10
Sale of investments receivable excluded from fair value of pension plan assets	6	1
Purchase of investments payable excluded from fair value of pension plan assets	2	1
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	672	565
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	210	153
Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	78	109
Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	(7)	5
Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	115	921
Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,405	3,432
Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,506	1,879
Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	197	194
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,547	4,381
Level 1 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	210	153
Level 1 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	115	921
Level 1 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,222	3,307
Level 1 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,978	2,328
Level 2 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	21	16
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	78	109
Level 2 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	(7)	5
Level 2 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	183	125
Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,506	1,879
Level 2 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	197	194
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	651	549
Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	651	549
Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0